Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Capitalized interest	$ 36,750	$ 31,680
Write-down of assets	46,697	$ 4,529
Equipment sold or written down to its estimated recoverable amounts	29,800
Cost incurred for write-down of previously impaired assets	$ 16,700